Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Additional accounting policy disclosures are provided within the applicable notes to the Financial Statements.
Cash, Cash Equivalents, and Restricted Cash
Cash equivalents are highly liquid investments with original maturities of three months or less from the date of purchase and are stated at the lower of cost or market value. Our cash and cash equivalents as of December 31, 2017 and 2016, includes $58 million and $107 million, respectively, held by our consolidated VIEs, which is not available for our use to fund operations or satisfy our obligations.
Restricted cash as of December 31, 2017, includes cash pledged as collateral for certain operating and capital expenditures in the normal course of business and certain other cash deposits that are for a specific purpose, such as $54 million that is held in the escrow trust for distribution to holders of disputed claims whose claims may ultimately become allowed (see Note 11). The majority of the restricted cash as of December 31, 2016, related to sale of the SMG Business (see Note 18) and was restricted under the terms of the CIE Proceeds Agreement until the Effective Date. After the CAC Merger, the restricted cash was used to fund the transactions related to CEOC’s emergence from bankruptcy (see Note 1).
The classification of restricted cash between current and non-current is dependent upon the intended use of each particular reserve.
Reconciliation to Statements of Cash Flows

	As of December 31,
(In millions)	2017	2016
Cash and cash equivalents	$2,558	$1,540
Restricted cash, current	116	3,113
Restricted cash, non-current	35	5
Total cash, cash equivalents, and restricted cash	$2,709	$4,658

Advertising
The Company expenses the production costs of advertising the first time the advertising takes place. Advertising expense was $61 million, $55 million, and $65 million, respectively, for the years ended December 31, 2017, 2016 and 2015. Advertising expense is included in Property, general, administrative, and other within the Statements of Operations.
Other Operating Costs
Other operating costs primarily includes write-downs, reserves, and project opening costs, net of recoveries and acquisition and integration costs. During 2017, CEC was reimbursed $19 million for amounts related to the joint venture development in Korea that were previously deemed uncollectible and written off in 2015.